Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commissions	$ 1,577,594	$ 1,429,571
Related Party [Member]
Commissions	352,539	310,835
Vessels operating expenses related party	421,712	320,618
Dry-docking expenses related party	109,248	0
General and administrative expenses related party	3,770,111	1,665,555
Interest income related party	$ 381,326	$ 341,096